COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS	12 Months Ended
Dec. 31, 2011
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

Note 3—COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

	December 31,
	2011	2010
Equipment and leasehold improvements:
Office furniture and fixtures	$37,120	$28,909
Laboratory equipment	437,525	426,798
Computer equipment and software	158,204	139,090
Leasehold improvements	24,902	150,303

	657,751	745,100
Accumulated depreciation	(481,684)	(633,697)

Equipment, net	$176,067	$111,403

Patents:
Patents	$1,715,902	$1,415,304
Accumulated amortization	(105,150)	(83,692)

Patents, net	$1,610,752	$1,331,612